Income Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Income taxes paid (refund) [abstract]
Schedule of Composition of Income Tax Expense (Benefit)
The composition of income tax expense (benefit) is as follows:

	JPY (millions) For the Year Ended March 31
	2023	2024	2025
Current tax expense	¥246,578	¥107,349	¥138,057
Deferred tax benefit	(188,526)	(198,755)	(71,116)
Total	¥58,052	¥(91,406)	¥66,941

Schedule of Reconciliation from Income Tax Expense (Benefit)
The following is a reconciliation from income tax expense at Takeda's domestic (Japanese) statutory tax rate to Takeda's income tax expense (benefit) reported for the year ended March 31:

	JPY (millions)
	2023	2024	2025
Profit before tax	¥375,090	¥52,791	¥175,084
Income tax expense at Takeda’s domestic (Japanese) statutory tax rate of 30.6%	114,703	16,143	53,541
Non-deductible expenses for tax purposes (1)	15,158	21,353	25,860
Changes in unrecognized deferred tax assets and deferred tax liabilities (2)	(21,791)	(3,512)	45,243
Tax credits	(26,676)	(30,654)	(28,371)
Differences in applicable tax rates of overseas subsidiaries (3)	(31,446)	(29,782)	(39,963)
Changes in tax effects of undistributed profit of overseas subsidiaries	6,174	(1,737)	10,282
Effect of changes in applicable tax rates and tax law (4)	2,482	(11,994)	(6,964)
Tax contingencies (5)	13,991	(83,784)	426
Effect of prior year items	(7,524)	(2,479)	3,305
Entity reorganizations/Divestments	(6,321)	33,469	2,880
Other	(698)	1,571	702
Income tax expense (benefit) reported for the year	¥58,052	¥(91,406)	¥66,941
(1) Amounts for the years ended March 31, 2023, 2024 and 2025 include the impact from intra territory eliminations, the pre-tax effect of which has been eliminated in arriving at Takeda’s consolidated income from continuing operations before income taxes. Additionally, amounts for the years ended March 31, 2023, 2024 and 2025 include non-deductible interest due to Japanese earnings stripping rules.
(2) Amounts for the years ended March 31, 2023, 2024 and 2025 include deferred tax expenses (benefits) associated with carried forward net operating losses. The amount for the year ended March 31, 2023 is driven by recognition of tax benefits from previously unrecognized tax losses as result of internal entity restructuring transactions. Amounts for the year ended March 31, 2025 includes JPY 21,600 million of deferred tax expense related to derecognition of previously recognized interest expense carryforwards under Japanese earnings stripping rules.
(3) Amounts for the years ended March 31, 2023, and 2024 include unitary and minimum taxes on overseas subsidiaries. Amount for the year ended 2025 includes unitary, minimum and Pillar Two taxes on overseas subsidiaries.
(4) Amounts for the year ended March 31, 2024 includes JPY 4,206 million deferred tax expense related to US state law change and JPY 16,200 million deferred tax benefit relating to extension of the carryforward period relating to Japanese earnings stripping rules. Amounts for the year ended March 31, 2025 includes JPY 5,809 million deferred tax benefit related to US state law changes and JPY 1,155 million deferred tax benefit related to the change in Japan's enacted tax rate (from 30.6% to 31.5%) for years beginning April 1, 2026.
(5) Tax benefit for the year ended March 31, 2024 is from favorable resolutions of tax contingencies including JPY 63,547 million relating to the settlement with Irish Revenue Commissioners with respect to a tax assessment related to the treatment of an acquisition break fee Shire received from AbbVie in 2014.

Schedule of Deferred Taxes
Deferred tax assets and liabilities reported in the consolidated statements of financial position are as follows:

	JPY (millions) As of March 31
	2024	2025
Deferred tax assets	¥393,865	¥370,745
Deferred tax liabilities	(113,777)	(35,153)
Net deferred tax assets	¥280,088	¥335,592
The major items and changes in deferred tax assets and liabilities are as follows:

	JPY (millions)
	As of April 1, 2023	Recognized in profit or (loss)	Recognized in other comprehensive income	Other(1)	As of March 31, 2024
Research and development expenses	¥136,230	¥77,180	¥—	¥3,600	¥217,010
Inventories	110,911	20,482	—	7,009	138,402
Property, plant and equipment	(71,759)	9,249	—	(5,999)	(68,509)
Intangible assets	(452,594)	99,039	—	(36,715)	(390,270)
Financial assets measured at FVTOCI	(5,128)	—	(2,056)	(455)	(7,639)
Accrued expenses and provisions	165,043	7,469	—	13,081	185,593
Defined benefit plans	6,406	667	2,170	5,485	14,728
Deferred income	7,432	(1,955)	—	16	5,493
Unused tax losses	101,092	(15,970)	—	3,549	88,671
Tax credits	52,091	(11,230)	—	5,298	46,159
Investments in subsidiaries and associates	(36,838)	10,183	—	(146)	(26,801)
Cash flow hedges	38,480	2,227	(19,062)	—	21,645
Other	44,017	1,414	(3,171)	13,346	55,606
Total	¥95,383	¥198,755	¥(22,119)	¥8,069	¥280,088

	JPY (millions)
	As of April 1, 2024	Recognized in profit or (loss)	Recognized in other comprehensive income	Other(1)	As of March 31, 2025
Research and development expenses	¥217,010	¥53,732	¥—	¥9,816	¥280,558
Inventories	138,402	64,265	—	(10,788)	191,879
Property, plant and equipment	(68,509)	5,332	—	(1,839)	(65,016)
Intangible assets	(390,270)	65,032	—	(16,599)	(341,837)
Financial assets measured at FVTOCI	(7,639)	—	4,235	1,119	(2,285)
Accrued expenses and provisions	185,593	(75,010)	—	7,624	118,207
Defined benefit plans	14,728	(3,768)	2,231	375	13,566
Deferred income	5,493	(875)	—	41	4,659
Unused tax losses	88,671	(36,355)	—	2,973	55,289
Tax credits	46,159	(21,469)	—	2,664	27,354
Investments in subsidiaries and associates	(26,801)	17,595	—	(361)	(9,567)
Cash flow hedges	21,645	2,969	3,775	1,461	29,850
Other	55,606	(332)	(3,350)	(18,989)	32,935
Total	¥280,088	¥71,116	¥6,891	¥(22,503)	¥335,592
(1) Other consists primarily of foreign currency translation differences, reclassification of deferred tax assets and liabilities classified as held for sale and the tax impact of items charged directly to equity.
The unused tax losses, deductible temporary differences, and unused tax credits for which deferred tax assets were not recognized are as follows:

	JPY (millions) As of March 31
	2024	2025
Unused tax losses	¥1,186,106	¥1,183,701
Deductible temporary differences	263,143	427,373
Unused tax credits	23,724	26,993
The unused tax losses and unused tax credits for which deferred tax assets were not recognized will expire as follows:

	JPY (millions) As of March 31
Unused tax losses	2024	2025
1st year	¥812	¥114
2nd year	85	1,278
3rd year	1,989	2,375
4th year	6,233	549,705
5th year	578,648	469,391
After 5th year	590,813	152,121
Indefinite	7,526	8,717
Total	¥1,186,106	¥1,183,701

	JPY (millions) As of March 31
Unused tax credits	2024	2025
Less than 5 years	¥3,901	¥3,715
5 years or more	19,823	23,278
Indefinite	—	—
Total	¥23,724	¥26,993